Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Term	$ 765,119	$ 740,556
Total deposits	1,481,477	1,409,531
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	222,617	205,714
Notice	54,627	62,845
Term	246,083	253,580
Total deposits	523,327	522,139
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	405,098	369,943
Notice	22,042	20,157
Term	491,023	449,570
Total deposits	918,163	839,670
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	11,974	9,675
Notice		641
Term	28,013	37,406
Total deposits	39,987	47,722
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	639,689	585,332
Notice	76,669	83,643
Term	765,119	740,556
Total deposits	1,481,477	1,409,531
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	152,555	144,712
Notice	8,881	7,164
Term	254	203
Total deposits	161,690	152,079
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	379,954	355,221
Notice	16,410	14,468
Term	593,325	594,066
Total deposits	989,689	963,755
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	37,067	38,520
Total deposits	37,067	38,520
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	50,379	28,389
Notice	50,479	61,087
Term	70,897	75,933
Total deposits	171,755	165,409
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	9	11
Total deposits	9	11
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,776	5,013
Notice	734	851
Term	77,553	53,295
Total deposits	84,063	59,159
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,217	7,758
Total deposits	8,217	7,758
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,732	5,708
Notice	165	73
Term	23,090	17,059
Total deposits	$ 28,987	$ 22,840